Loan Receivable from Related Parties (Details Narrative) (10-K) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Loans receivable from related parties	$ 650	$ 9,704
Net of reserve for uncollectible related party loans	$ 0	$ 45,000